Share Based Payments (Details) - Schedule of share options expiry dates and exercise price $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares
Share Based Payments (Details) - Schedule of share options expiry dates and exercise price [Line Items]
Grant Date	Total
Share Options	$ 17,024
Exercise Price 0.47 [Member]
Share Based Payments (Details) - Schedule of share options expiry dates and exercise price [Line Items]
Grant Date	26 June 2014
Expiry Date	26 June 2024
Exercise Price | $ / shares	$ 0.47
Share Options	$ 1,831
Exercise Price 1.10 [Member]
Share Based Payments (Details) - Schedule of share options expiry dates and exercise price [Line Items]
Grant Date	30 April 2018
Expiry Date	30 April 2028
Exercise Price | $ / shares	$ 1.10
Share Options	$ 1,300
Exercise Price 0.47 [Member]
Share Based Payments (Details) - Schedule of share options expiry dates and exercise price [Line Items]
Grant Date	6 May 2020
Expiry Date	5 May 2028
Exercise Price | $ / shares	$ 0.47
Share Options	$ 12,393
Exercise Price 2.11 [Member]
Share Based Payments (Details) - Schedule of share options expiry dates and exercise price [Line Items]
Grant Date	23 July 2020
Expiry Date	26 July 2030
Exercise Price | $ / shares	$ 2.11
Share Options	$ 1,000
Exercise Price 1.98 [Member]
Share Based Payments (Details) - Schedule of share options expiry dates and exercise price [Line Items]
Grant Date	25 August 2020
Expiry Date	24 August 2030
Exercise Price | $ / shares	$ 1.98
Share Options	$ 500